Leases - Future Minimum Lease Payments Under Non-Cancellable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases [Line Items]
2013	$ 830
2014	141
2015	71
2016	43
2017	3
Later years
Total minimum lease payments	1,088
Less amounts representing interest	(24)
Present value of net minimum lease payments (including $819 currently payable)	1,064
2013	7,114
2014	6,267
2015	5,160
2016	5,041
2017	4,683
Later years	28,716
Total minimum lease payments	$ 56,981